Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Schedule of Goodwill
The change in the carrying amount of goodwill by segment for the nine months ended September 30, 2021 is as follows (in thousands):

	North America	Europe, Middle East, and Africa	Other
Balance as of December 31, 2020	$1,296	$129,959	—
Foreign currency translation adjustment	—	(7,196)	—

Balance as of September 30, 2021	$1,296	$122,763	$—

The changes in the carrying amount of goodwill by segment during the years ended December 31, 2020 and 2019 were as follows (in thousands):

	North America	Europe, Middle East, and Africa	Other
Balance as of January 1, 2019	$—	$—	$—
Acquisitions	1,296	—	—

Balance as of December 31, 2019	$1,296	$—	$—

Acquisitions	—	116,709	—
Foreign currency translation adjustment	—	13,250	—

Balance as of December 31, 2020	$1,296	$129,959	$—